Nature of Operations, Basis of Presentation, Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nature of Operations, Basis of Presentation, Liquidity and Going Concern
Nature of Operations, Basis of Presentation, Liquidity and Going Concern

1)    Nature of Operations, Basis of Presentation, Liquidity and Going Concern

Nature of Operations

Petros Pharmaceuticals, Inc. (“Petros” or the “Company”) was incorporated in Delaware on May 14, 2020, for the purpose of effecting the transactions contemplated by that certain Agreement and Plan of Merger, dated as of May 17, 2020 (as amended, the “Merger Agreement”), by and between Petros, Neurotrope, Inc., a Nevada corporation (“Neurotrope”), Metuchen Pharmaceuticals LLC, a Delaware limited liability company (“Metuchen”), and certain subsidiaries of Petros and Neurotrope. Petros consists of wholly owned subsidiaries: Metuchen, Neurotrope, Timm Medical Technologies, Inc. (“Timm Medical”), and Pos-T-Vac, LLC (“PTV”). The Company is engaged in the commercialization and development of Stendra®, a U.S. Food and Drug Administration (“FDA”) approved PDE-5 inhibitor prescription medication for the treatment of erectile dysfunction (“ED”), which the Company has licensed from Vivus, Inc. (“Vivus”). Petros also markets its own line of ED products in the form of vacuum erection device products through its subsidiaries, Timm Medical and PTV.

Petros is committed to the goal of becoming a leading innovator in the emerging self-care market driving expanded access to key prescription pharmaceuticals as Over-The-Counter (“OTC”) treatment options. Currently, Petros is pursuing increased access for its flagship prescription ED therapy, Stendra®, via potential OTC designation. If ultimately approved by the FDA for OTC access, Stendra® may be the first in its class to achieve this marketing status, also establishing company know how as a proven platform for other prospective prescription therapeutics.

The Company manages its operations through two segments, Prescription Medications and Medical Devices, both of which focus on the treatment of ED. The Prescription Medications segment consists primarily of Stendra®, which is sold generally in the United States. The Medical Devices segment consists primarily of vacuum erection devices, which are sold domestically and internationally.

The Company’s priority is the ability to develop Stendra® OTC and its commercialization.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. In the opinion of management, the unaudited condensed consolidated financial statements included herein contain all adjustments necessary to present fairly the Company’s financial position and the results of its operations and cash flows for the interim periods presented. Such adjustments are of a normal recurring nature. The results of operations for the nine months ended September 30, 2024, may not be indicative of results for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes to those statements for the year ended December 31, 2023, included in the Company’s 2023 Form 10-K. All transactions between the consolidated entities have been eliminated in consolidation.

Liquidity, Going Concern and Other Uncertainties

In accordance with Financial Accounting Standards Board (the “FASB”) Accounting Standards Update (“ASU”) ASU 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. To date, the Company’s principal sources of capital used to fund operations have been the revenues from product sales, private sales, registered offerings and private placements of equity securities. The Company has experienced net losses and negative cash flows from operations since inception. As of September 30, 2024, the Company had cash of $3.9 million, negative working capital of $1.8 million, and accumulated deficit of $103.9 million. The Company’s plans include, or may include, utilizing cash on hand, as well as exploring additional ways to raise capital in addition to increasing cash flows from operations.

In January 2022, the Company executed a promissory note in favor of Vivus in connection with the Vivus Settlement Agreement (as defined herein) in the principal amount of $10,201,758 (the “Settlement Agreement”). As of September 30, 2024, the principal balance of the note is $7.2 million. The terms of this promissory note are discussed in Note 8 and Note 13.

The Company does not currently have sufficient available liquidity to fund its operations for at least the next 12 months. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these interim unaudited condensed consolidated financial statements are issued. The accompanying interim unaudited condensed consolidated financial statements do not include any adjustments that might result from these uncertainties. The unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In response to these conditions and events, the Company is evaluating various financing strategies to obtain sufficient additional liquidity to meet its operating, debt service and capital requirements for the next twelve months following the date of this Quarterly Report. The potential sources of financing that the Company is evaluating include one or any combination of secured or unsecured debt, convertible debt and equity in both public and private offerings. The Company also plans to finance near-term operations with its cash on hand, including the gross proceeds of $15 million raised in the Private Placement (as defined herein), as well as by exploring additional ways to raise capital and increasing cash flows from operations. The Company intends to use the proceeds from the Private Placement to fund its OTC progress throughout 2024. There is no assurance the Company will manage to raise additional capital or otherwise increase cash flows, if required. The sources of financing described above that could be available to the Company and the timing and probability of obtaining sufficient capital depend, in part, on expanding the use of Stendra® and continuing to invest in research and development pursuant to the Company’s Non-Prescription / OTC strategies related to Stendra®, which the Company believes has the potential to dramatically increase product sales in the future and future capital market conditions. If the Company’s current assumptions regarding timing of these events are incorrect or if there are any other changes or differences in the Company’s current assumptions that negatively impact the Company’s financing strategy, the Company may have to further reduce expenditures or significantly delay, scale back or discontinue the development or commercialization of Stendra® OTC in order to extend its cash resources.

NASDAQ Capital Market Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard

On May 15, 2024, the Company received notice from the Listing Qualifications Staff of Nasdaq (the “Staff”) indicating that, based upon the closing bid price of the Company’s common stock for the 30 consecutive business day period between April 3, 2024, through May 14, 2024, the Company did not meet the minimum bid price of $1.00 per share required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Rule”). The letter also indicated that the Company was provided with a compliance period until November 11, 2024, in which to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(A).

On November 12, 2024, the Company received notice from the Staff granting the Company’s request for a 180-day extension to regain compliance with the Rule, or, until May 12, 2025 (the “Compliance Period”).In order to regain compliance with Nasdaq’s minimum bid price requirement, the Company’s common stock must maintain a minimum closing bid price of $1.00 for at least ten consecutive business days during the Compliance Period. However, if it appears to Nasdaq that the Company will be unable to cure the deficiency Nasdaq will provide notice that the Company’s common stock will be subject to delisting. There can be no assurance that the Nasdaq staff would grant the Company’s request for continued listing subsequent to any delisting notification. In the event of such a notification, the Company may appeal the Nasdaq staff’s determination to delist its securities.

1)    Nature of Operations, Basis of Presentation, and Liquidity

Nature of Operations and Basis of Presentation

Petros Pharmaceuticals, Inc. (“Petros” or the “Company”) was incorporated in Delaware on May 14, 2020, for the purpose of effecting the transactions contemplated by that certain Agreement and Plan of Merger, dated as of May 17, 2020 (as amended, the “Merger Agreement”), by and between Petros, Neurotrope, Inc. Petros consists of wholly owned subsidiaries, Metuchen, Neurotrope, Timm Medical Technologies, Inc. (“Timm Medical”), and Pos-T-Vac, LLC (“PTV”). We are engaged in the commercialization and development of Stendra®, a U.S. Food and Drug Administration (“FDA”) approved PDE-5 inhibitor prescription medication for the treatment of erectile dysfunction (“ED”), which we have licensed from Vivus, Inc. (“Vivus”). Petros also markets its own line of ED products in the form of vacuum erection device products through its subsidiaries, Timm Medical and PTV.

Petros is committed to the goal of becoming a leading innovator in the emerging self-care market driving expanded access to key prescription pharmaceuticals as Over-The-Counter (“OTC”) treatment options. Currently, Petros is pursuing increased access for its flagship prescription ED therapy, Stendra®, via potential OTC designation. If ultimately approved by the FDA for OTC access, Stendra® may be the first in its class to achieve this marketing status, also establishing company know how as a proven platform for other prospective prescription therapeutics.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in accordance with the accounting rules under Regulation S-X, as promulgated by the Securities and Exchange Commission (“SEC”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s priority is the ability to sell Stendra® OTC.

Reverse Stock Split

At the 2022 Annual Meeting, the stockholders approved our proposal to effect one reverse stock split of our outstanding shares of Common stock, at any ratio between 1-for-4 and 1-for-10, at such time as the Board shall determine, in its sole discretion. On November 30, 2022, we effected a 1-for-10 reverse stock split of our shares of Common Stock. As a result of the reverse stock split, every ten (10) shares of our pre-reverse split Common Stock was combined and reclassified into one share of Common Stock. All share and per share information herein has been adjusted to retrospectively reflect this reverse stock split.

Liquidity and Going Concern

In accordance with Financial Accounting Standards Board (the “FASB”) Accounting Standards Update (“ASU”) ASU 2014-15, Presentation of Financial Statements - going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. To date, our principal sources of capital used to fund our operations have been the revenues from product sales, private sales, registered offerings and private placements of equity securities. We have experienced net losses and negative cash flows from operations since our inception. As of December 31, 2023, we had cash of $13.3 million, positive working capital of $9.6 million, and accumulated deficit of $98.9 million. Our plans include, or may include, utilizing our cash on hand, as well as exploring additional ways to raise capital in addition to increasing cash flows from operations. In January 2022, the Company executed a promissory note in favor of Vivus in connection with the Vivus Settlement Agreement in the principal amount of $10,201,758. As of December 31, 2023, the principal balance of the note is $8.0. The terms of this promissory note are discussed in Note 8. The Company does not currently have sufficient available liquidity to fund its operations for at least the next 12 months. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these audited consolidated financial statements are issued.

In response to these conditions and events, the Company is evaluating various financing strategies to obtain sufficient additional liquidity to meet its operating, debt service and capital requirements for the next twelve months following the date of this Annual Report. The potential sources of financing that the Company is evaluating include one or any combination of secured or unsecured debt, convertible debt and equity in both public and private offerings. The Company also plans to finance near-term operations with its cash on hand, including the gross proceeds of $15 million raised in the Private Placement, as well as by exploring additional ways to raise capital and increasing cash flows from operations. The company intends to use the proceeds from the July 2023 capital raise to funds its OTC progress into 2024. There is no assurance the Company will manage to raise additional capital or otherwise increase cash flows, if required. The sources of financing described above that could be available to the Company and the timing and probability of obtaining sufficient capital depend, in part, on expanding the use of Stendra® and continuing to invest in research and development pursuant to our Non-Prescription / OTC strategies related to Stendra®, which we believe has the potential to dramatically increase product sales in the future; and future capital market conditions. If the Company’s current assumptions regarding timing of these events are incorrect or if there are any other changes or differences in our current assumptions that negatively impact our financing strategy, the Company may have to further reduce expenditures or significantly delay, scale back or discontinue the development or commercialization of Stendra® OTC in order to extend its cash resources. The Consolidated Financial Statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.